Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Deferred Tax Assets and Liabilities

The amounts in the consolidated statements of financial position reconcile to the amounts disclosed in this note as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets	$9,599	$7,606
Deferred tax liabilities	(11,519)	(12,431)

	$(1,920)	$(4,825)

Schedule of Change in Deferred Tax Assets and Liabilities

Deferred tax assets:	Tax losses/ other credits	LT Debt/ Interest	Inventory	Intangibles	Other	Total
At January 1, 2017	$7,413	$3,190	$518	$399	$437	$11,957
Charged to statement of income (loss)	(2,289)	(968)	(144)	(399)	(551)	(4,351)

At December 31, 2017	$5,124	$2,222	$374	$—	$(114)	$7,606

Credited (charged) to statement of (loss) income	1,053	524	133	—	283	1,993

At December 31, 2018	$6,177	$2,746	$507	$—	$169	$9,599

Deferred tax liabilities:	Accelerated tax depreciation	Biological asset	Revaluation Surplus	Joint Venture Shares	Total
At January 1, 2017	$(15,205)	$(674)	$(1,065)	$—	$(16,944)
Credited (charged) to statement of income (loss)	6,179	214	—	(2,151)	4,242
Charged to statements of other comprehensive (loss) income	—	—	271	—	271

At December 31, 2017	$(9,026)	$(460)	$(794)	$(2,151)	$(12,431)
Credited to statement of (loss) income	567	175	—	170	912

At December 31, 2018	$(8,459)	$(285)	$(794)	$(1,981)	$(11,519)

Schedule of Analysis of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	December 31, 2018		December 31, 2017
	Canada	U.S.	Canada	U.S.
Deferred tax assets:
Expected to be recovered in more than 12 months	$1,155	$7,465	$747	$5,753
Expected to be recovered within 12 months	312	667	388	718
Deferred tax liabilities:
Expected to be settled in more than 12 months	(4,181)	(6,251)	(4,606)	(6,569)
Expected to be settled within 12 months	(41)	(1,046)	(40)	(1,216)

Deferred tax liabilities, net of assets	$(2,755)	$835	$(3,511)	$(1,314)

Schedule of Non-capital and Farm Losses Expire

Non-capital and farm losses expire as follows:

	Canada	U.S.	Total
2021	$—	$8,402	$8,402
2022	—	5,043	5,043
2023	—	5,117	5,117
2024	—	4,015	4,015
2025	—	8,757	8,757
2027	25	—	25
2028	4	—	4
2029	25	64	89
2030	7	—	7
2031	4	988	992
2032	4	14,895	14,899
2033	4	—	4
2034	4	11,665	11,669
2035	108	7,445	7,553
2036	98	3,583	3,681
2037	98	5,570	5,668
2038	4	9,325	9,329

	$385	$84,869	$85,254